SUBSEQUENT EVENTS	12 Months Ended
Dec. 31, 2019
Disclosure of non-adjusting events after reporting period [abstract]
Disclosure of events after reporting period [text block]

NOTE 35 – SUBSEQUENT EVENTS

Issued of Bonds

Grupo Aval Acciones y Valores S.A. (“Grupo Aval”) announced that a Senior Notes issuance was held on January 28, 2020 in the international capital markets for a total value of US $ 1 billion. The Notes were issued for a term of ten (10) years, with a coupon of 4.375%. The Notes will mature on February 4, 2030 and the interest payment will be semiannual.

The bonds were issued by Grupo Aval Ltd., a subsidiary of Grupo Aval, guaranteed by Grupo Aval, in accordance with Rule 144 A and Regulation S issued under the Securities Act of 1933 of the United States of America.

Dividends

At the General Meeting of Shareholders that took place on March 30, 2020, it was declared a dividend of 5.00 per month for the preferred and common shares, during period of twelve-month between April, 2020 and March 2021, for a total dividend of 1,336,861 according to the following:

Net income for period ended December 31, 2019 included in the unconsolidated financial statements of Grupo Aval		3,031,238
Occasional reserve release at the disposal of the General Meeting of Shareholders		7,816,338
Total Income available for disposal of the General Meeting of Shareholders		10,847,576

Cash Dividends		Ps. 60 per share payable in twelve monthly installments of Ps. 5.00 per share, from April 2020 to March, 2021.
Total shares outstanding		22,281,017,159
Total dividends declared	Ps.	1,336,861

To Occasional reserve at the disposal of General Meeting of Shareholders		9,510,715

In a meeting held on March 4, 2020, Grupo Aval’s Board of Directors approved the presentation of the consolidated financial statements under Colombian IFRS and the accompanying notes for the period ended December 31, 2019, for consideration of the General Meeting of Shareholders.

Global Events

The COVID 19 outbreak is having different effects worldwide, the different governments are taking measures to reduce its impacts, which effects are already being seen in the different economies where Grupo Aval has operations.

Grupo Aval does not prepare a complete set of consolidated quarterly financial statements, including notes, under IFRS as issued by the IASB.  In addition, given the highly dynamic environment and the complexity of calculations, it is not possible to estimate the financial effect of COVID 19 as of the date of issuance of the consolidated financial statements.    The following are the evaluations carried out by Grupo Aval on the impacts of COVID 19.

Our net interest income, impairment loss on financial assets, net income from commissions and fees, gross profit from sales of goods and services, net trading income and other line items could be negatively impacted by COVID-19, quarantines and the slowdown of the economy in countries in which we operate.

Measurement of financial instruments – Loan reliefs for customers

The measures taken or suggested by Governments of the countries where Grupo Aval operates have prompted the banks to aid companies or individuals in relation to their loans or loan agreements in force, which imply renegotiating their terms. The impact of changes in the terms of any loan or loan agreement involves establishing whether the conditions are met for the loans to be derecognized or modified, and in either case, recognize the resulting gains or losses in the Statement of Income.

Impairment of assets - Goodwill, Property, plant and equipment and Intangibles

The temporary disruption of some of Grupo Aval´s business operations could give rise to impairment indicators. Updating the impairment tests that had been carried out at the end of 2019 will be necessary and it will likely lead to tests that had not been performed before, given the absence of impairment indicators. As part of these new assessments we will have to consider and evaluate updated forecasts and other assumptions different from those previously used to determine the recoverable amount of assets, so that they reflect the economic conditions being observed, specifically addressing the increased risk and uncertainty, which will involve formulating multiple probability-weighted scenarios. The factors used to determine discount rates will also have to be reviewed to reflect the impact of the measures taken to control the virus (risk-free rate, country risk and market risk). We do not expect significant impairments in relation to this type of assets based on current and future projections, which in any case will be kept under evaluation until the effects of COVID-19 dissipate.

Impairment of financial instruments - Loans

Financial instruments within the scope of IFRS 9 ´s expected credit loss (ECL) model will have to be reviewed to consider the impacts of COVID-19 on the ECL. Instruments considered include loans, trade and other accounts receivable, debt instruments not measured at fair value through profit or loss, contractual assets, accounts receivable for leasing, financial guarantees and loan commitments.

Impacts could fundamentally arise in connection with the following aspects:

•

Whether ECL is measured for a 12-month period or for an instrument´s lifetime. If credit risk (probability of default) has increased significantly since initial recognition, the ECL should be measured for the entire life of the instrument; and

•	The estimate of the ECL itself, which will include the following:
(i)	the credit risk (probability of default) could increase if the debtor’s business is negatively impacted;
(ii)

the amount subject to risk (exposure at default) if the debtors affected drawdown on unused credit facilities, stop making discretionary advance or over-payments, or take longer than normal to pay; and

(iii)	the estimated loss as a result of default (loss given default), which can increase if there is a decrease in the fair value of a financial and non-financial asset pledged as collateral.
(iv)

Forward-looking information (including macroeconomic information) will need to be considered both when evaluating whether there has been a significant increase in credit risk (SICR) and when measuring ECL. Forward-looking information could include additional negative scenarios by adding one or more additional scenarios to Grupo Aval existing scenarios, modifying one or more of the existing scenarios, adjusting the weighting given to the negative scenarios, or using a general factor if the impact is not included in Grupo Aval´s main credit loss model.